Taxes (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes payable	$ 642,215	$ 864,807
VAT and other tax payable	225,395	388,438
Totals	$ 867,610	$ 1,253,245